Goodwill and Other Intangible Assets, net	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net
7.
Goodwill and Other Intangible Assets, net

Goodwill

Goodwill totaled $516.6 million as of both March 31, 2026 and June 30, 2025 and relates to prior acquisitions.

Other Intangible Assets

Other intangible assets, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	June 30, 2025	March 31, 2026
Amortizable:
Costs:
Customer relationships	12-15	$213,202	$213,202
Trade names	3-15	125,579	125,579
Backlog	1-2	68,454	68,454
Noncompete agreements	5	8,854	8,854
Trademarks	10	—	94
Total amortizable intangibles		416,089	416,183
Accumulated amortization:
Customer relationships		(18,784)	(29,789)
Trade name		(11,634)	(18,333)
Backlog		(45,963)	(64,026)
Noncompete agreements		(2,437)	(3,765)
Trademarks		—	(5)
Total accumulated amortization		(78,818)	(115,918)
Other intangible assets, net		$337,271	$300,265

Amortization expense for the three and nine months ended March 31, 2026 was $11.7 million and $37.0 million, respectively. Amortization expense for the three and nine months ended March 31, 2025 was $13.4 million and $45.8 million, respectively.

8.
Goodwill and Other Intangible Assets

Goodwill

Goodwill totaled $516.6 million as of June 30, 2024 and 2025 and relates to the acquisitions of MGM, PwrQ, States and VanTran. During the period from the MGM Acquisition Date to June 30, 2025, there were no impairment charges related to goodwill. Changes in the carrying value of goodwill from Inception through June 30, 2025 are shown below (in thousands):

Goodwill
Balance at Inception	$—
Acquisition of MGM	216,733
Acquisition of PwrQ	44,709
Acquisition of States	25,053
Acquisition of VanTran	230,134
Balance at June 30, 2024 and 2025	$516,629

Other Intangible Assets

Other intangible assets, net consists of the following (in thousands):

	Estimated	Successor
	Useful	June 30,
	Lives (Years)	2024	2025
Amortizable:
Costs:
Customer relationships	12-15	$213,202	$213,202
Trade names	3-15	125,579	125,579
Backlog	1-2	68,454	68,454
Noncompete agreements	5	8,854	8,854
Total Amortizable Intangibles		416,089	416,089
Accumulated amortization:
Customer relationships		(4,108)	(18,784)
Trade name		(2,703)	(11,634)
Backlog		(12,665)	(45,963)
Noncompete agreements		(666)	(2,437)
Total Accumulated Amortization		(20,142)	(78,818)
Total Other Intangible Assets, Net		$395,947	$337,271

Amortization expense related to intangible assets amounted to $20.1 million and $58.7 million from Inception to June 30, 2024 and the year ended June 30, 2025 (Successor), respectively. Estimated future annual amortization expense for the above amortizable intangible assets are as follows (in thousands):

Year Ending June 30,	Amortization Expense
2026	$47,869
2027	25,280
2028	25,044
2029	24,250
2030	22,834
Thereafter	191,994
$337,271